Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

22.  Commitments and Contingencies

Commitments with Vendors

The Company is party to software and cloud hosting agreements to meet the demands of its customers in various marketplaces. The remaining payments for these services are as follows:

2022	$7,070
2023	20,393
2024	8,000
2025	8,000
2026	103,839
Total	$147,302

The Company considers that the actual usage and hence costs will be greater than the required payments.

Legal Proceedings

With respect to all legal, regulatory and governmental proceedings, and in accordance with ASC 450-20, Contingencies — Loss Contingencies, the Company considers the likelihood of a negative outcome. If the Company determines the likelihood of a negative outcome with respect to any such matter is probable and the amount of the loss can be reasonably estimated, the Company records an accrual for the estimated amount of loss for the expected outcome of the matter. If the likelihood of a negative outcome with respect to material matters is reasonably possible and the Company is able to determine an estimate of the amount of possible loss or a range of loss, whether in excess of a related accrued liability or where there is no accrued liability, the Company discloses the estimate of the amount of possible loss or range of loss. However, the Company in some instances may be unable to estimate an amount of possible loss or range of loss based on the significant uncertainties involved in, or the preliminary nature of, the matter, and in these instances the Company will disclose the nature of the contingency and describe why the Company is unable to determine an estimate of possible loss or range of loss.

From time to time, the Company may become involved in actions, claims, suits, and other legal proceedings arising in the ordinary course of its business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters. In January 2021, the Company settled a proceeding in which it was obligated to pay $4.0 million in connection with a license agreement. This amount was recorded in accrued liabilities during the year ended December 31, 2019 when the claim was issued and deemed probable. The claim was covered under the Company’s insurance policy and the Company has recorded a receivable in other assets on the Consolidated Balance Sheet related to the insurance receivable of $4.0 million as of December 31, 2020.

On April 1, 2021, Arma Partners LLP (“Arma”), filed a lawsuit against the Company in the Royal Courts of Justice, London, England, under Claim Number CL 2021-00201 and amended the claim on December 23, 2021. In the lawsuit, Arma claim a declaration from the Court that Arma is entitled to remuneration arising from a successful acquisition of Legacy Wejo, and certain fundraising events that occurred during 2021 and 2020. As of December 31, 2021, the maximum damages claimed by Arma was approximately $16.0 million. Arma’s claim is disputed and is being defended in its entirety. The Company believes it has valid defenses; however, it is reasonably possible that a loss will result from the Claim which could be material to our consolidated financial statements. No accrual has been made in the above matter as the determination is that a loss is not probable as of December 31, 2021 nor can a loss be reasonably estimated.

The Company does not believe there are any other pending legal proceedings that will have a material impact on the Company’s consolidated financial statements and did not have contingency reserves established for any liabilities as of December 31, 2021 and December 31, 2020.

Lease Agreements

As of December 31, 2021, the Company’s corporate headquarters are located in Manchester, UK. The lease will expire in April 2026.

The Company recorded rent expense totaling $1.0 million and $0.5 million for years ended December 31, 2021 and 2020, respectively. Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

2022	975
2023	920
2024	948
2025	1,029
2026	529
Total minimum lease payments	$4,401